Segments - Schedule of Revenues by Major Products and Activities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues		$ 17,258	$ 16,544	$ 15,846
United States [Member]
Product Information [Line Items]
Revenues		7,690	6,498	6,154
Europe [Member]
Product Information [Line Items]
Revenues		5,040	5,103	4,837
International Markets [Member]
Product Information [Line Items]
Revenues		2,162	2,463	2,351
Generic products (including OTC and biosimilars) [Member] | United States [Member]
Product Information [Line Items]
Revenues		3,657	3,599	3,138
Generic products (including OTC and biosimilars) [Member] | Europe [Member]
Product Information [Line Items]
Revenues		4,044	3,926	3,664
Generic products (including OTC and biosimilars) [Member] | International Markets [Member]
Product Information [Line Items]
Revenues		1,721	1,937	1,932
AJOVY [Member] | United States [Member]
Product Information [Line Items]
Revenues		295	207	211
AJOVY [Member] | Europe [Member]
Product Information [Line Items]
Revenues		270	216	160
AJOVY [Member] | International Markets [Member]
Product Information [Line Items]
Revenues		108	84	63
AUSTEDO [Member] | United States [Member]
Product Information [Line Items]
Revenues		2,217	1,642	1,225
AUSTEDO [Member] | International Markets [Member]
Product Information [Line Items]
Revenues		43	46	15
BENDEKA and TREANDA [Member] | United States [Member]
Product Information [Line Items]
Revenues		147	168	237
COPAXONE [Member] | United States [Member]
Product Information [Line Items]
Revenues		255	242	297
COPAXONE [Member] | Europe [Member]
Product Information [Line Items]
Revenues		181	213	231
COPAXONE [Member] | International Markets [Member]
Product Information [Line Items]
Revenues		32	48	63
UZEDY [Member] | United States [Member]
Product Information [Line Items]
Revenues		191	117	23
Respiratory Product [Member] | Europe [Member]
Product Information [Line Items]
Revenues		227	244	265
Other [Member] | United States [Member]
Product Information [Line Items]
Revenues	[1]	929	523	1,024
Other [Member] | Europe [Member]
Product Information [Line Items]
Revenues	[2]	319	504	516
Other [Member] | International Markets [Member]
Product Information [Line Items]
Revenues	[3]	$ 259	$ 349	$ 278

[1]	Other revenues in 2025 were mainly comprised of milestone payments of $500 million received in the fourth quarter of 2025, in connection with the initiation of Phase 3 studies for duvakitug (anti-TL1A) (see note 2 to our consolidated financial statements). Other revenues in 2024 include the sale of certain product rights. Other revenues in 2023 were mainly comprised of a $500 million upfront payment received in the fourth quarter of 2023, in connection with the collaboration on Teva’s duvakitug (anti-TL1A) asset.
[2]	Other revenues in 2025, 2024 and 2023 include the sale of certain product rights.
[3]	Other revenues in 2025 and 2024 include the sale of certain product rights.